Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Non Current and Current Portion of the Lease Liabilities [abstract]
Summary of non-current and current portion of the lease liabilities
The
non-current
and current portion of the lease liabilities as at December 31, 2019 is as follows:

Non-current portion of the lease liabilities	46,053
Current portion of the lease liabilities	11,314

Total	57,367

Summary of Changes in Carrying Amount of Lease Liabilities
Changes in the carrying amount of the lease liabilities for the year ended December 31, 2019 is reported in the following table.

Balance as at January 1, 2019	56,758
Additions for new leases	11,544
Interest expenses	2,291
Lease payments	(14,251)
Effect of translation adjustments	1,025

Balance as at December 31, 2019	57,367

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities
The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2019 is reported in the table below.

Less than one year	13,928
One to five years	36,540
More than five years	17,760

Total undiscounted lease liabilities as at December 31, 2019	68,228